GS Mortgage Securities Corp. ABS-15G

Exhibit 99.6 - Schedule 6

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	GSE Eligble Flag	DU/LP Approval	CDFI Flag	Is CEMA (Yes/No)	Application Date	Guideline Name	TILA Status	MERS MIN Number	Qualifying FICO	Verification Safe Harbor Flag	Verification Safe Harbor Reference Document	ATR QM Total Points and Fees Audit	Default Interest Rate Flag	Default Interest Rate	Cross collateralized Loan Flag	Cross Collateralized Loan Release Provision	BK Discharge date	Bk Chapter	Foreclosure Date	Short Sale Date	Deed In Lieu Date	Months of Reserves for Subject Property	Project Classification: Warrantable/Non-Warrantable	Appraiser Name	Appraiser's License Number	Appraisal Company	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Borrower Documentation Used to Determine Legal Residency	Co-Borrower Documentation Used to Determine Legal Residency	Borrower Employment Indicator	Co Borrower Employment Indicator	Underwriting Program	Borrower Years of W2s	CoBorrower Years of W2s	WVOE Flag (Borr)	# of Months of Income validated WVOE (Borr)	WVOE Form	WVOE Flag (Co-Borr)	# of Months of Income validated WVOE (Co-Borr)	WVOE Form (Co-Borr)	Borr Years of Personal Tax Returns/Transcripts (1040's)	Co-Borr Years of Personal Tax Returns/Transcripts (1040's)	Borr Years of Business Tax Returns/Transcripts	Co-Borr Years of Business Tax Returns/Transcripts	Bank Statement Flag (Borr)	# of months Personal Bank statements (Borr)	# of months Business Bank statements (Borr)	Bank Statement Flag (Co-Borr)	# of months Personal Bank statements (Co-Borr)	# of months Business Bank statements (Co-Borr)	P&L Flag (Borr)	# of Months P&L (Borr)	Who Prepared the P&L	CPA Letter Flag (Borr)	# of Months CPA verified income (Borr)	P&L Flag (Co-Borr)	Who Prepared the P&L	# of Months P&L (Co-Borr)	CPA Letter Flag (Co-Borr)	# of Months CPA verified income (Co-Borr)	Asset Depletion Flag (DTI)	Partial Asset Depletion Flag (DTI)	Asset Depletion months amortized	Asset Utilzation Flag (No DTI)	Bespoke Eligible Assets	Income Doc Summary	Calculated Front End Housing Ratio	Calculated Debt-to-Income Ratio	DSCR Flag	Number of Rental Units	Market Rent	Market Rent Source	Lease in Place	Actual in Place Rent	DSCR Calc based on Short Term Rental Income Flag	DSCR Calculation Method (at Orig)	Rental Income Used for DSCR	PITIA for DSCR	DSCR (at Origination)	Borrower Type	Loan closed in the name of an entity flag	Borrower Entity Name	Personal Guaranty Flag	Personal Guaranty Recourse to the Borrower Level	Guarantor Designation	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 2 First Name	Guarantor 2 Last Name	Maturity Date	Blanket Mortgage Flag
xx	xx	MKOM4P1PHE1		No	Not Applicable	Not Applicable	Not Applicable	xx	xx	Non-QM/Compliant	xx	728			Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	22	Not Applicable	xx	xx	xx	Permanent Res Alien	Not Applicable	Unavailable	Not Applicable	Employed	Not Applicable	12 Mo Bank Statement	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	12	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Bank Statement [Primary]	27.07%	41.28%	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Individual	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No